Other costs, expenses and income (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other costs, expenses and income [Abstract]
Gain on loss of control of subsidiaries		$ (204,443)	$ 0	$ 0
Other operating expenses		19,567	17,699	16,776
Tax recovery, net of expenses incurred in the recovery		(6,582)	(20,149)	3,034
Cancellation of projects		36,706	0	0
Provisions, net		17,553	(128,557)	(53,264)
Allowance for doubtful accounts		50,921	91,113	8,737
Write-off of other receivables	[1]	120,635	0	0
Cancellation of leases in the warehousing business		0	(14,307)	(20,227)
Gain from the sale of subsidiaries		0	0	(3,676)
Result in the sale of operating equipment		0	(10,042)	0
Impairment of materials and supplies		0	23,531	0
Other, net		7,106	2,112	(391)
Other costs, expenses and income		$ 41,463	$ (38,600)	$ (49,011)

[1]	Write-off of other receivables correspond to loan to third parties and sundry debtors, for which after Company’s assessment collectability is considered low.